PLANT AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Depreciation and amortization expense	$ 15,009	$ 16,122	$ 62,319
QPAGOS Corporation - Parent Company [Member]
Depreciation and amortization expense				$ 64,264